UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       SHORT-TERM INCOME FUND
                                                                   MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------------------------

                                                                FACE AMOUNT/
                                                              SHARES/CONTRACTS     VALUE
                                                              ----------------  -------------
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 56.2%
---------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 18.3%
        4.625%, 11/21/08                                         $ 3,000,000     $ 2,967,075
        4.125%, 04/18/08                                           1,100,000       1,080,515
        3.875%, 08/22/08                                           2,000,000       1,947,524
        2.750%, 03/14/08                                           2,000,000       1,914,826
        2.625%, 07/15/08                                           2,000,000       1,898,684
                                                                                 -----------
                                                                                   9,808,624
                                                                                 -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 20.4%
        5.750%, 04/15/08                                           1,100,000       1,113,453
        5.750%, 03/15/09                                           1,000,000       1,017,500
        4.875%, 02/17/09                                           2,000,000       1,989,230
        4.625%, 12/19/08                                           3,000,000       2,965,875
        3.875%, 06/15/08                                           2,000,000       1,950,820
        3.625%, 09/15/08                                           2,000,000       1,934,944
                                                                                 -----------
                                                                                  10,971,822
                                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.5%
        6.000%, 05/15/08                                           1,000,000       1,018,470
        5.750%, 02/15/08                                             700,000         708,204
        5.250%, 04/15/07                                             500,000         500,548
        5.250%, 01/15/09                                           1,500,000       1,505,970
        4.500%, 10/15/08                                           3,000,000       2,960,742
        3.875%, 07/15/08                                           1,100,000       1,072,195
        3.125%, 12/15/07                                           1,300,000       1,258,768
        3.000%, 08/15/07                                             400,000         388,941
                                                                                 -----------
                                                                                   9,413,838
                                                                                 -----------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $30,706,008)                                                        30,194,284
                                                                                 -----------
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 39.7%
---------------------------------------------------------------------------------------------
    U.S. Treasury Bills (A)
        4.568%, 07/27/06 (C)                                         300,000         295,690
        4.092%, 04/20/06 (B)                                      21,100,000      21,054,804
                                                                                 -----------
    TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $21,350,745)                                                        21,350,494
                                                                                 -----------
---------------------------------------------------------------------------------------------
CASH EQUIVALENT (D) -- 3.4%
---------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund,
       Fiduciary Shares, 4.360%
       (Cost $1,842,609)                                           1,842,609       1,842,609
                                                                                 -----------
    TOTAL INVESTMENTS+ -- 99.3%
        (Cost $53,899,362)                                                        53,387,387
                                                                                 -----------
---------------------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (0.2)%
---------------------------------------------------------------------------------------------
    AMEX M/S Commodity Index, April 2006, 510 Put                        (40)         (8,000)
    CBOE Dow Jones Utility Average, April 2006, 380 Put                  (78)        (15,990)
    CBOE Oil Index, April 2006, 520 Put                                  (43)         (4,300)
    CBOE Technology Index, April 2006, 600 Put                           (13)         (1,105)
    Morgan Stanley Cyclical Index, April 2006, 770 Put                   (39)         (5,850)



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       SHORT-TERM INCOME FUND
                                                                   MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------


                                                                 CONTRACTS         VALUE
                                                              --------------    -------------
---------------------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- CONTINUED
---------------------------------------------------------------------------------------------
    PHLX Utility Index, April 2006, 412.5 Put                            (73)    $   (35,040)
    S&P 100 Index, April 2006, 570 Put                                   (53)         (4,770)
    S&P 500 Index, April 2006, 1260 Put                                  (24)         (6,360)
                                                                                 -----------
    TOTAL WRITTEN INDEX OPTION CONTRACTS
        (Premiums Received $53,117)                                              $   (81,415)
                                                                                 -----------

         PERCENTAGES ARE BASED ON NET ASSETS OF $53,787,994.

The following forward foreign currency contracts were outstanding as of March 31, 2006:

                                                                                            Unrealized
                           Currency to              Currency to           Contract        Appreciation/
Maturity Date                Deliver                  Receive               Value         (Depreciation)
--------------------------------------------------------------------    --------------    ---------------
06/21/06           CAD           800,000   USD              695,744        $  687,615          $   8,129
06/21/06           CHF         6,000,000   USD            4,631,574         4,632,819             (1,245)
06/21/06           EUR         4,300,000   USD            5,157,356         5,229,272            (71,917)
06/21/06           GBP         2,500,000   USD            4,344,510         4,340,228              4,282
06/21/06           JPY       606,000,000   USD            5,210,802         5,195,555             15,248
06/21/06           USD         5,052,711   AUD            6,900,000         4,911,808           (140,903)
06/21/06           USD         5,089,975   NOK           34,000,000         5,210,295            120,320
06/21/06           USD         1,674,881   NZD            2,600,000         1,579,506            (95,375)
06/21/06           USD         2,795,927   SEK           22,000,000         2,841,974             46,047
                                                                                               ----------
                                                                                               $(115,414)
                                                                                               ==========

CURRENCY LEGEND

AUD -- Australian Dollar                   JPY -- Japanese Yen
CAD -- Canadian Dollar                     NOK -- Norwegian Krone
CHF -- Swiss Franc                         NZD -- New Zealand Dollar
EUR -- Euro                                SEK -- Swedish Krona
GBP -- British Pound                       USD -- U.S. Dollar

The Fund had the following futures contracts open as of March 31, 2006:

                                        Number                              Unrealized
       Contract                           of             Settlement        Appreciation
       Description                     Contracts           Month          (Depreciation)
       -----------                     ---------           ------         --------------
       Canadian 10 Year Bond              29             June 2006             $(25,820)
       Euro-Bund                          22             June 2006              (35,818)
       Japanese 10 Year Bond               3             June 2006              (26,395)
       Long GILT 10 Year Bond            (24)            June 2006               47,105
       U.S. 2 Year Note                   38             June 2006              (10,687)
       U.S. 10 Year Note                 (51)            June 2006               74,503
                                                                               --------
                                                                               $ 22,888
                                                                               ========

     (A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
     (B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
     (C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.
     (D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006.
       + AT MARCH 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $53,901,774, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $58 AND $(514,445), RESPECTIVELY.

    FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ANA-QH-003-0300

THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------------------------
                                                                    SHARES          VALUE
                                                                 -----------     ------------
---------------------------------------------------------------------------------------------
COMMON STOCK (C) -- 80.5%
---------------------------------------------------------------------------------------------
AUSTRALIA -- 4.8%
    BHP Billiton                                                       7,312     $   145,986
    OneSteel                                                          14,962          43,955
    Rio Tinto                                                          2,590         145,620
                                                                                 -----------
                                                                                     335,561
                                                                                 -----------
DENMARK -- 1.9%
    TDC                                                                2,078         131,085
                                                                                 -----------
FRANCE -- 4.5%
    Air France-KLM                                                     4,782         112,441
    Peugeot                                                              835          52,545
    SANEF*                                                             2,265         151,029
                                                                                 -----------
                                                                                     316,015
                                                                                 -----------
GERMANY -- 1.0%
    Deutsche Lufthansa*                                                  807          14,425
    TUI                                                                2,801          54,912
                                                                                 -----------
                                                                                      69,337
                                                                                 -----------
GREECE -- 0.5%
    Intracom Holdings*                                                 2,473          17,777
    Technical Olympic                                                  3,394          20,536
                                                                                 -----------
                                                                                      38,313
                                                                                 -----------
HONG KONG -- 1.0%
    Noble Group                                                       92,000          69,932
                                                                                 -----------
IRELAND -- 0.0%
    Kerry Group, Cl A                                                     16             384
                                                                                 -----------
ITALY -- 4.4%
    Banca Intesa                                                      23,748         134,210
    Italcementi                                                        7,500         179,436
                                                                                  -----------
                                                                                     313,646
                                                                                 -----------
JAPAN -- 11.7%
    Alps Electric                                                      5,000          80,388
    Chiyoda                                                            2,000          46,445
    Daicel Chemical Industries                                         1,000           8,399
    Fuji Electric Holdings                                             2,000          10,882
    Itochu                                                             1,000           8,568
    Kinden                                                             1,000           9,043
    Kirin Brewery                                                     11,000         149,352
    Matsushita Electric Industrial                                     5,000         110,814
    Mitsubishi Paper Mills*                                           24,000          52,276
    Nippon Telegraph & Telephone                                           8          34,240
    Nishi-Nippon City Bank                                             1,000           5,441
    Rinnai                                                             1,400          41,885
    Shimachu                                                           1,900          59,581
    Sony                                                               2,400         110,857
    Sumitomo Bakelite                                                  1,000           9,035
    Teijin                                                             5,000          33,181



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                    SHARES          VALUE
                                                                 -----------     ------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
JAPAN -- CONTINUED
    Yamaha Motor                                                       2,200     $    54,259
                                                                                 -----------
                                                                                     824,646
                                                                                 -----------
NETHERLANDS -- 2.4%
    Koninklijke DSM                                                      598          27,268
    OCE                                                                7,706         139,602
                                                                                 -----------
                                                                                     166,870
                                                                                 -----------
NEW ZEALAND -- 0.0%
    Fletcher Building                                                    555           3,019
                                                                                 -----------
SINGAPORE -- 1.4%
    CapitaLand                                                           346           1,035
    Datacraft Asia*                                                   18,000          20,340
    DBS Group Holdings                                                   114           1,148
    Singapore Telecommunications                                      18,786          30,765
    United Overseas Land                                              26,000          46,436
                                                                                 -----------
                                                                                      99,724
                                                                                 -----------
SWEDEN -- 1.8%
    Atlas Copco, Cl B                                                  4,645         121,285
    Billerud                                                             565           9,062
                                                                                 -----------
                                                                                     130,347
                                                                                 -----------
SWITZERLAND -- 1.7%
    Roche Holding                                                        751         122,978
                                                                                 -----------
UNITED KINGDOM -- 10.0%
    Aegis Group                                                       19,496          46,244
    AWG                                                                7,408         146,998
    BHP Billiton                                                       7,175         130,863
    International Power                                               16,818          82,556
    Punch Taverns                                                      9,569         139,837
    WPP Group                                                         13,100         156,899
                                                                                 -----------
                                                                                     703,397
                                                                                 -----------
UNITED STATES -- 33.4%
    AmerisourceBergen                                                  1,729          83,459
    Anadarko Petroleum                                                   817          82,525
    AON                                                                3,873         160,768
    Archer-Daniels-Midland                                             1,805          60,738
    Bear Stearns                                                       1,158         160,615
    CenturyTel                                                         2,493          97,526
    Comcast, Cl A*                                                     1,000          26,160
    Computer Sciences*                                                 2,231         123,932
    CSX                                                                2,594         155,121
    Devon Energy                                                       1,232          75,362
    Electronic Data Systems                                            5,695         152,797
    Emerson Electric                                                      19           1,589
    Federated Department Stores                                           46           3,358
    Fiserv*                                                            2,983         126,927
    Freescale Semiconductor, Cl B*                                       581          16,134
    Genworth Financial, Cl A                                             340          11,366
    Goldman Sachs Group                                                1,019         159,942
    Hewlett-Packard                                                       29             954
    Jabil Circuit*                                                        12             514



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                   SHARES/
                                                                 FACE AMOUNT        VALUE
                                                                 -----------     ------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
    Lehman Brothers Holdings                                           1,051     $   151,901
    Loews                                                              1,332         134,798
    Merrill Lynch                                                      2,017         158,859
    Micron Technology*                                                 3,610          53,139
    Norfolk Southern                                                   2,284         123,496
    Northrop Grumman                                                     307          20,965
    Omnicare                                                           1,835         100,907
    Omnicom Group                                                        368          30,636
    Pioneer Natural Resources                                            754          33,365
    Union Pacific                                                         24           2,240
    Weyerhaeuser                                                         750          54,323
                                                                                 -----------
                                                                                   2,364,416
                                                                                 -----------
    TOTAL COMMON STOCK
        (Cost $4,776,667)                                                          5,689,670
                                                                                 -----------
---------------------------------------------------------------------------------------------
PREFERRED STOCK (C) -- 0.4%
---------------------------------------------------------------------------------------------
GERMANY -- 0.4%
    Fresenius Medical Care                                               135          15,308
    RWE                                                                  134          10,451
                                                                                 -----------
    TOTAL PREFERRED STOCK
        (Cost $23,895)                                                                25,759
                                                                                 -----------
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 8.1%
---------------------------------------------------------------------------------------------
    U.S. Treasury Bills (A)(B)
        4.568%, 07/27/06
        (Cost $571,555)                                             $580,000         571,667
                                                                                 -----------
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS (D) -- 33.5%
---------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund,
       Fiduciary Shares, 4.360%                                      275,541         275,541
    Union Bank of California Money Market Fund,
       Fiduciary Shares, 3.990%                                    2,096,688       2,096,688
                                                                                 -----------
    TOTAL CASH EQUIVALENTS
        (Cost $2,372,229)                                                          2,372,229
                                                                                 -----------
    TOTAL INVESTMENTS+ -- 122.5%
        (Cost $7,744,346)                                                          8,659,325
                                                                                 ===========
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (79.6)%
---------------------------------------------------------------------------------------------
AUSTRALIA -- (7.6)%
    Alumina                                                          (11,205)        (59,204)
    AMP                                                              (19,814)       (122,634)
    Mirvac Group                                                     (12,901)        (39,096)
    Perpetual                                                         (2,440)       (118,309)
    Telstra                                                          (20,195)        (53,856)
    Transurban Group                                                 (28,438)       (136,671)
                                                                                 -----------
                                                                                    (529,770)
                                                                                 -----------
AUSTRIA -- (0.1)%
    Oest Elektrizitatswirts, Cl A                                        (21)         (9,327)
                                                                                 -----------



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                    SHARES          VALUE
                                                                 -----------     ------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
---------------------------------------------------------------------------------------------
DENMARK -- (0.1)%
    Novozymes, Cl B                                                      (93)    $    (6,296)
                                                                                 -----------
FINLAND -- (1.5)%
    Stora Enso, Cl R                                                  (7,048)       (108,321)
                                                                                 -----------
FRANCE -- (3.9)%
    Alcatel*                                                          (6,305)        (97,436)
    L'Oreal                                                           (1,143)       (100,559)
    Technip                                                             (170)        (11,490)
    Thomson                                                             (517)        (10,192)
    Unibail                                                             (324)        (58,421)
                                                                                 -----------
                                                                                    (278,098)
                                                                                 -----------
JAPAN -- (13.5)%
    Aeon Credit Service                                                 (600)        (18,103)
    All Nippon Airways                                                (4,000)        (14,544)
    Central Glass                                                     (2,000)        (11,560)
    Fast Retailing                                                      (200)        (19,510)
    Furukawa Electric*                                                (8,000)        (66,175)
    Jafco                                                               (200)        (15,052)
    Kintetsu                                                         (32,000)       (124,485)
    Kurita Water Industries                                             (100)         (2,136)
    Millea Holdings                                                       (1)        (19,747)
    NET One Systems                                                      (18)        (36,918)
    NGK Insulators                                                    (2,000)        (29,308)
    Nintendo                                                            (800)       (119,332)
    Sekisui Chemical                                                  (3,000)        (25,350)
    Shionogi                                                          (1,000)        (16,366)
    Softbank*                                                         (1,800)        (52,632)
    T&D Holdings                                                      (1,050)        (81,871)
    Takefuji                                                            (650)        (40,821)
    Tobu Railway                                                     (25,000)       (131,155)
    TonenGeneral Sekiyu KK                                           (12,899)       (130,969)
                                                                                 -----------
                                                                                    (956,034)
                                                                                 -----------
NETHERLANDS -- (1.1)%
    ASML Holding*                                                     (3,851)        (78,526)
                                                                                 -----------
NEW ZEALAND -- (1.2)%
    Auckland International Airport                                   (66,334)        (82,708)
                                                                                 -----------
SWEDEN -- (2.7)%
    Assa Abloy, Cl B                                                  (2,152)        (39,899)
    Hennes & Mauritz, Cl B                                            (2,489)        (90,698)
    Hoganas, Cl B                                                     (1,286)        (31,186)
    Lundin Petroleum*                                                 (2,385)        (27,542)
                                                                                 -----------
                                                                                    (189,325)
                                                                                 -----------
SWITZERLAND -- (5.6)%
    ABB*                                                              (4,667)        (58,746)
    Ciba Specialty Chemicals                                             (61)         (3,638)
    Swisscom                                                            (167)        (53,991)
    UBS                                                               (1,362)       (149,243)
    Zurich Financial Services*                                          (547)       (128,185)
                                                                                 -----------
                                                                                    (393,803)
                                                                                 -----------



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                    SHARES          VALUE
                                                                 -----------     ------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
---------------------------------------------------------------------------------------------
UNITED KINGDOM -- (10.7)%
    Berkeley Group Holdings*                                          (6,046)    $  (124,272)
    BP                                                                (3,107)        (35,623)
    Cairn Energy*                                                        (22)           (811)
    Carnival                                                            (582)        (28,569)
    Cattles                                                          (23,791)       (151,964)
    Centrica                                                         (29,568)       (144,373)
    Electrocomponents                                                (29,505)       (143,298)
    Kingfisher                                                          (443)         (1,840)
    Lloyds TSB Group                                                     (59)           (563)
    Provident Financial*                                              (1,637)        (20,061)
    Prudential                                                          (189)         (2,188)
    Rank Group                                                       (14,320)        (56,011)
    Reed Elsevier                                                     (1,170)        (11,202)
    United Business Media                                             (3,002)        (37,778)
                                                                                 -----------
                                                                                    (758,553)
                                                                                 -----------
UNITED STATES -- (31.6)%
    3M                                                                  (507)        (38,375)
    Aetna                                                               (396)        (19,459)
    Alcoa                                                             (4,649)       (142,073)
    American Standard                                                 (1,343)        (57,561)
    Apollo Group, Cl A*                                               (1,335)        (70,101)
    Apple Computer*                                                     (356)        (22,328)
    Avon Products                                                     (3,520)       (109,718)
    Bank of New York                                                    (323)        (11,641)
    Baxter International                                                 (98)         (3,803)
    Bristol-Myers Squibb                                              (1,681)        (41,369)
    Cablevision Systems, Cl A*                                          (445)        (11,882)
    Campbell Soup                                                       (465)        (15,066)
    Carnival                                                            (292)        (13,832)
    CBS                                                                 (312)         (7,482)
    Chevron                                                             (856)        (49,622)
    Coca-Cola                                                         (2,823)       (118,199)
    ConAgra Foods                                                     (1,224)        (26,267)
    EI Du Pont de Nemours                                               (232)         (9,793)
    Electronic Arts*                                                    (510)        (27,907)
    Eli Lilly                                                           (675)        (37,328)
    Expeditors International of Washington                              (215)        (18,574)
    Exxon Mobil                                                       (1,510)        (91,899)
    Fastenal                                                          (2,326)       (110,113)
    Fifth Third Bancorp                                               (2,065)        (81,278)
    Ford Motor                                                       (11,231)        (89,399)
    Genuine Parts                                                       (690)        (30,243)
    Harley-Davidson                                                     (121)         (6,277)
    HJ Heinz                                                            (762)        (28,895)
    Illinois Tool Works                                                 (487)        (46,903)
    International Paper                                               (1,653)        (57,144)
    Interpublic Group*                                                (7,489)        (71,595)
    JDS Uniphase*                                                     (7,214)        (30,082)
    Lucent Technologies*                                             (24,412)        (74,457)
    Mellon Financial                                                    (597)        (21,253)
    Merck                                                             (1,024)        (36,076)
    Murphy Oil                                                          (273)        (13,601)
    New York Times, Cl A                                                (325)         (8,226)
    Newell Rubbermaid                                                 (3,869)        (97,460)



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                    SHARES          VALUE
                                                                 -----------     ------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
---------------------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
    Northern Trust                                                      (377)    $   (19,793)
    Patterson Dental*                                                 (1,573)        (55,370)
    Progress Energy                                                     (210)         (9,236)
    Qualcomm                                                          (1,410)        (71,360)
    Reliant Energy*                                                      (39)           (413)
    SLM                                                                 (609)        (31,631)
    Southern                                                            (532)        (17,434)
    Southwest Airlines                                                (4,356)        (78,364)
    Starbucks*                                                          (892)        (33,575)
    Tenet Healthcare*                                                 (2,395)        (17,675)
    Viacom, Cl B*                                                       (140)         (5,432)
    Waste Management                                                  (4,234)       (149,460)
                                                                                 -----------
                                                                                  (2,237,024)
                                                                                 -----------
    TOTAL SECURITIES SOLD SHORT
        (Proceeds $5,122,020)                                                    $(5,627,785)
                                                                                 ===========

         PERCENTAGES ARE BASED ON NET ASSETS OF $7,070,908.

The Fund had the following futures contracts open as of March 31, 2006:

                                        Number                              Unrealized
       Contract                           of             Settlement        Appreciation
       Description                     Contracts           Month          (Depreciation)
       -----------                     ---------          -------         --------------
       Amsterdam Index                     7             April 2006             $ 13,348
       Australian Dollar                  19             June 2006               (30,685)
       British Pound                      (8)            June 2006                    --
       CAC 40 Euro Index                  13             April 2006               17,241
       Canadian Dollar                     1             June 2006                (1,590)
       Canadian 10 Year Bond              11             June 2006                (9,794)
       DAX Index                          (1)            June 2006                (4,591)
       DJ Euro Stoxx 50                    7             June 2006                 2,849
       Euro Dollar                        (5)            June 2006               (11,875)
       Euro Bund                           8             June 2006               (13,025)
       FTSE 100 Index                      7             June 2006                 6,613
       Hang Seng Index                    (2)            April 2006                 (308)
       Japanese Yen                       (8)            June 2006                 1,600
       Japanese 10 Year Bond               1             June 2006                (8,798)
       Long GILT 10 Year Bond             (8)            June 2006                15,702
       OMX Index                          34             April 2006                8,210
       S&P 500 E-mini                      2             June 2006                 2,105
       S&P 500 Index                       2             June 2006                 7,775
       S&P/MIB Index                      (3)            June 2006                 4,284
       S&P/TSE 60 Index                   (1)            June 2006                (3,600)
       SPI 200                            (6)            June 2006               (19,017)
       Swiss Franc                        10             June 2006                 1,375
       Topix Index                         7             June 2006                69,894
       US 10 Year Note                   (19)            June 2006                27,806
                                                                                --------
                                                                                $ 75,519
                                                                                ========

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS
     (A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
     (B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
     (C) ALL OR A PORTION OF THESE SECURITIES ARE HELD AS COLLATERAL FOR SECURITIES SOLD SHORT.
     (D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006.
       + AT MARCH 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $7,744,346, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $995,972 AND $(80,993) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ANA-QH-002-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: May 30, 2006

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: May 30, 2006

* Print the name and title of each signing officer under his or her signature.